Consolidated Statement of Changes in Stockholder's Equity (USD $) In Millions	Total	Capital in Excess of Par Value	Retained Earnings (Accumulated Deficit)	Foreign Currency Translation	Other Income Net Unrealized Gain (Loss) on Derivative Instruments
Beginning Balance at Dec. 31, 2009	$ 2,067	$ 3,755	$ (1,567)	$ (79)	$ (42)
Net income (loss)	(570)		(570)
Foreign currency translation	68			68
Net unrealized gain on derivative instruments	24				24
Stock compensation expense	31	31
Other	(13)	(13)
Ending Balances at Dec. 31, 2010	1,607	3,773	(2,137)	(11)	(18)
Net income (loss)	(149)		(149)
Foreign currency translation	(26)			(26)
Net unrealized gain on derivative instruments	9				9
Stock compensation expense	35	35
Other	(15)	(15)
Ending Balances at Dec. 31, 2011	1,461	3,793	(2,286)	(37)	(9)
Net income (loss)	(66)		(66)
Foreign currency translation	33			33
Net unrealized gain on derivative instruments	10				10
Dividend declared to Parent	(746)	(327)	(419)
Stock compensation expense	38	38
Other	(14)	(14)
Ending Balances at Dec. 31, 2012	$ 716	$ 3,490	$ (2,771)	$ (4)	$ 1